Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Significant Accounting Policies [Abstract]
Schedule of right-of-use assets
Asset Class	Depreciation Method	Depreciation period
Leased premises	Straight-line	4-10 years
Vehicles and other	Straight-line	3-5 years
BVVE and Electrical components	Sum of years	5 years

Schedule of property, plant and equipment
Asset Class	Depreciation Method	Depreciation period
BVVE	Sum of years	5 years
Mineral assets *	N/A	N/A
Electrical equipment	Sum of years	5 years
Leasehold improvements	Straight-line	Shorter of the lease term and the expected life of the improvement
Buildings	Declining balance	4%
Vehicles	Declining balance	30%

Schedule of years depreciation method
	Year 1	Year 2	Year 3	Year 4	Year 5
Rate	5/15	4/15	3/15	2/15	1/15
Percentage	33.33%	26.67%	20.00%	13.33%	6.67%

	Year 1	Year 2	Year 3	Year 4	Year 5
Rate	5/15	4/15	3/15	2/15	1/15
Percentage	33.33%	26.67%	20.00%	13.33%	6.67%

Schedule of intangible assets are amortized
Asset Class	Depreciation Method	Depreciation period
Computer software	Sum of years	5 years
Favorable lease	Straight-line	Lease term